ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses

	2012	2011
	(Unaudited)
Trade payables	$882,530	$779,945

Accrued expenses:
Advertising and marketing	84,264	115,136
Production materials	15,356	-
Human resources	50,000	12,500
Labor accrual	111,923	28,709
Consulting services accrual	25,000	34,415
License	30,000	-
Obligation to issue common shares	44,000	-
Other	19,000	15,608
Sales commission	6,311	35,000
	$1,268,384	$1,021,313